Financial Risk Management and Financial Instruments - Summary of Sensitivity to Interest Rate Increase of One Basis Point (Detail) kr in Millions	12 Months Ended
Dec. 31, 2017 SEK (kr)
Disclosure of Financial Risk Management [Line Items]
Derivatives	kr (3)
Interest Bearing Assets [Member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	(8)
Interest bearing liabilities [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	9
Derivatives [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	(4)
Later than three months [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	0
Later than three months [member] | Interest Bearing Assets [Member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	0
Later than three months [member] | Interest bearing liabilities [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	0
Later than three months [member] | Derivatives [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	0
Maturity between 3 and 12 months [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	1
Maturity between 3 and 12 months [member] | Interest Bearing Assets [Member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	0
Maturity between 3 and 12 months [member] | Interest bearing liabilities [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	0
Maturity between 3 and 12 months [member] | Derivatives [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	1
Maturity between 1 and 3 years [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	(3)
Maturity between 1 and 3 years [member] | Interest Bearing Assets [Member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	(3)
Maturity between 1 and 3 years [member] | Interest bearing liabilities [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	0
Maturity between 1 and 3 years [member] | Derivatives [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	0
Maturity between 3 and 5 years [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	(2)
Maturity between 3 and 5 years [member] | Interest Bearing Assets [Member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	(4)
Maturity between 3 and 5 years [member] | Interest bearing liabilities [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	6
Maturity between 3 and 5 years [member] | Derivatives [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	(4)
2023 or later [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	1
2023 or later [member] | Interest Bearing Assets [Member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	(1)
2023 or later [member] | Interest bearing liabilities [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	3
2023 or later [member] | Derivatives [member]
Disclosure of Financial Risk Management [Line Items]
Derivatives	kr (1)